UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—November 30, 2023

Item 1: Reports to Shareholders

Annual Report   |   November 30, 2023
Vanguard Massachusetts
Tax-Exempt Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
Your Fund’s Performance at a Glance	1
Advisor's Report	2
About Your Fund’s Expenses	5
Performance Summary	7
Financial Statements	9
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended November 30, 2023, Vanguard Massachusetts Tax-Exempt Fund returned 3.82%, surpassing the 3.44% return of its benchmark, the Bloomberg MA Municipal Bond Index.
•	For much of the period, inflation continued to ease amid interest rate hikes by the Federal Reserve. Unexpected resilience in the labor market and consumer spending dialed back expectations of an imminent recession. Although the prospect of higher interest rates for longer and heightened geopolitical tensions weighed on market sentiment at times toward the close of the period, global stocks and bonds rallied in November.
•	On the whole, municipal bond fundamentals remained solid, and their yields fluctuated but ended not far from where they started the period. Munis outperformed the broad taxable investment-grade bond market, where yields ended higher and prices ended lower.
•	Allocation by sector, particularly an underweight to general obligation bonds and overweights to hospital and university bonds, was broadly positive. Employing a barbell strategy regarding yield-curve positioning, managing the fund’s convexity profile, and having an overweight to BBBs and high yield added value.
Market Barometer
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	13.57%	8.72%	12.25%
Russell 2000 Index (Small-caps)	-2.56	1.13	4.78
Russell 3000 Index (Broad U.S. market)	12.61	8.26	11.77
FTSE All-World ex US Index (International)	9.64	2.12	5.49
Bonds
Bloomberg U.S. Aggregate Float Adjusted Index (Broad taxable market)	1.32%	-4.46%	0.79%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	4.28	-0.96	2.03
FTSE Three-Month U.S. Treasury Bill Index	5.12	2.08	1.85
CPI
Consumer Price Index	3.14%	5.67%	4.03%

Advisor’s Report
For the 12 months ended November 30, 2023, Vanguard Massachusetts Tax-Exempt Fund returned 3.82%, outpacing the 3.44% return of its benchmark index.
The fund’s 30-day SEC yield climbed from 3.68% to 3.91% during the period. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.
The fund is permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). As of the end of the fiscal year, however, it did not own such securities.
The investment environment
For much of the period, concerns about inflation and whether policymakers’
efforts to rein it in might spur a global recession were top of mind for many investors.
Early on, energy prices continued to cool amid an outlook for slower economic growth, but price increases then began to broaden to other categories, notably the services sector, which felt the effects of tight labor markets. The prospect of inflation remaining stubbornly high led central banks, including the Federal Reserve, the European Central Bank, and the Bank of England, to continue aggressively hiking interest rates even as their actions fanned fears of a global recession down the road.
U.S. Treasury yields across the maturity spectrum ended the period higher than where they started. Central bank action

Yields of Tax-Exempt Municipal Securities (National Averages, AAA-Rated General Obligation Issues)
Maturity	November 30, 2022	November 30, 2023
2 years	2.59%	2.85%
5 years	2.65	2.60
10 years	2.75	2.68
30 years	3.57	3.77
Source: Vanguard.

and some banking-sector stress in March drove very short-term yields higher in the first part of the period. Longer-term yields began to climb in July as the market began to anticipate that resilient growth and sticky inflation would lead the Fed to keep rates higher for longer.
Although progress was slow in developed markets, signs of inflation moderating toward the end of the period and a growing belief that the Fed may have come to the end of its rate-hiking cycle contributed to a strong rally in both stocks and bonds in November.
At the national level, municipal bonds posted a much stronger performance than the taxable bond market, returning 4.28% for the 12 months, as measured by the Bloomberg Municipal Bond Index.
Massachusetts tax collections for the fiscal year ended June 30, 2023, were 4.7% below the record high reached in the prior year. The decline was largely due to a decline in capital gains tax receipts. The commonwealth’s “rainy day” budget stabilization fund nevertheless climbed to a new high of $8 billion based on preliminary results for fiscal year 2023. We see Massachusetts as being in a good position if a recession materializes given this improvement in its financial reserves.
The passage of a millionaires tax, which came into effect in 2023, boosted demand for tax-exempt bonds and bond funds.
Management of the fund
The fund’s outperformance came from a number of sources. Regarding yield-curve positioning, we took a barbell approach which entailed allocations to short-term bonds, which we expect will benefit from an eventual normalization in the yield-curve, and to bonds further out the curve, where we have locked in attractive returns.
With strong demand for highly rated munis having pushed their valuations into rich territory and given the asset class’s healthy fundamentals, we felt comfortable focusing on lower-quality investment-grade munis including BBBs, which were offering more yield and nevertheless seemed unlikely to see their spreads widen significantly if the economy slowed.
How we managed the convexity profile of the fund also added value. (Convexity is a measure of how much a bond’s duration changes when interest rates change.) The duration of a callable bond tends to lengthen in a rising interest rate environment—especially when interest rates rise above the bond’s coupon rate—amplifying the decline in its price.
Finally, our sector allocation was positive thanks to an underweight to state general obligation bonds and an overweight to hospital and university bonds.
Outlook
Although some market participants are counting on a Goldilocks scenario in which inflation moderates without a slowdown in the economy, we see that as unlikely for several reasons. Even without further interest rate increases, the tightening in monetary policy that has already occurred will continue working its way through the financial system. There’s a risk that wage gains could contribute to inflation remaining sticky and above target, and consumers have been spending down the savings they accumulated during the pandemic.
We therefore continue to expect a mild recession in the U.S. in late 2024, which will eventually bring inflation back to the Fed’s 2% target. And while the Fed may eventually cut interest rates, they are likely to remain for some time well above the low levels we have become accustomed to since the 2008 global financial crisis.
Our outlook for the overall muni market is positive given the strength of its fundamentals and our expectations that the default rate of this high-quality asset class is unlikely to pick up significantly even in a recession. Moreover, valuations toward the long end of the curve are especially compelling, as are those of lower-rated munis. Once the yield curve begins to normalize, we would expect cash inflows to muni funds to pick up as investors reassess the reinvestment risk of cash and the cushion munis may offer against equity declines or a risk sell-off.
Near the close of the period, the governor signed into law tax relief legislation expected to reduce fiscal year 2024 revenues by $577 million, increasing annually to slightly over $1 billion by 2028. Major provisions of the tax relief package include a reduction of the tax rate on short-term capital gains and cuts to the estate tax. From a credit perspective, however, our outlook for Massachusetts is stable based on its strong and diverse economy, solid financial management practices, high resident income levels, low unemployment, and improving financial reserves.
Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to navigate this large, fragmented market to seek attractive investment opportunities that will add to the fund’s performance.
Stephen M. McFee, CFA,
Portfolio Manager
Grace Boraas,
Portfolio Manager
Vanguard Fixed Income Group
December 13, 2023

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2023
Massachusetts Tax-Exempt Fund	Beginning Account Value 5/31/2023	Ending Account Value 11/30/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,020.40	$0.66
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.42	0.66
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Massachusetts Tax-Exempt Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 30, 2013, Through November 30, 2023
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended November 30, 2023
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Massachusetts Tax-Exempt Fund	3.82%	2.16%	2.94%	$13,356
Bloomberg MA Municipal Bond Index	3.44	1.76	2.49	12,791
Bloomberg Municipal Bond Index	4.28	2.03	2.77	13,143
See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund
Distribution by Stated Maturity
As of November 30, 2023
Under 1 Year	10.6%
1 - 3 Years	3.7
3 - 5 Years	4.0
5 - 10 Years	9.5
10 - 20 Years	32.6
20 - 30 Years	34.9
Over 30 Years	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

Massachusetts Tax-Exempt Fund
Financial Statements
Schedule of Investments
As of November 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.3%)
Massachusetts (97.9%)
	Acton & Boxborough MA Regional School District GO	2.125%	3/1/43	150	103
	Andover MA GO	4.000%	11/15/33	560	581
	Andover MA GO	2.000%	9/15/34	1,075	911
	Andover MA GO	4.000%	11/15/34	455	471
	Andover MA GO	2.000%	9/15/35	1,085	899
	Andover MA GO	2.000%	9/15/36	1,085	871
	Andover MA GO	2.000%	9/15/37	1,090	845
	Andover MA GO	2.000%	9/15/39	1,110	815
	Andover MA GO	2.000%	9/15/40	1,115	792
	Andover MA GO	2.000%	9/15/41	1,025	713
	Ashland MA GO	3.000%	8/1/47	3,180	2,524
	Ashland MA GO	2.250%	5/15/51	1,930	1,202
	Ashland MA GO	3.000%	8/1/52	2,890	2,199
	Attleboro MA GO	2.625%	10/15/50	3,335	2,265
	Bedford MA GO	3.000%	9/15/30	1,200	1,191
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/29	420	449
	Berkshire Wind Power Cooperative Corp. Electric Power & Light Revenue (Berkshire Wind Project)	5.000%	7/1/30	450	481
[1]	Billerica MA (School Project Loan-Chapter 70B) GO TOB VRDO	3.350%	12/1/23	10,435	10,435
	Blue Hills Regional Technical High School District (School Project Loan-Chapter 70B) GO	3.375%	7/15/39	100	90
	Boston MA GO	3.125%	4/1/34	240	238
	Boston MA GO	5.000%	5/1/36	2,725	2,947
	Boston MA GO	2.000%	11/1/36	2,250	1,798
	Boston MA GO	5.000%	11/1/36	7,070	8,324
	Boston MA GO	2.000%	11/1/37	2,205	1,703
	Boston MA GO	5.000%	11/1/37	9,120	10,595
	Boston MA GO	5.000%	11/1/40	5,205	5,726
	Boston MA GO	5.000%	11/1/40	6,650	7,481
	Boston MA GO	5.000%	11/1/41	1,600	1,793
	Boston MA GO	5.000%	11/1/41	8,720	9,869
	Boston MA Water Revenue	4.000%	11/1/41	1,000	1,029
	Boston Water & Sewer Commission Water Revenue	4.000%	11/1/40	1,000	1,033
	Braintree MA GO	3.000%	6/1/34	1,810	1,735
	Braintree MA GO	3.000%	6/1/36	1,790	1,654
	Braintree MA GO	3.000%	6/1/37	395	356
	Braintree MA GO	3.375%	6/1/37	120	109
	Braintree MA GO	4.000%	6/1/42	625	625

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bristol County MA GO	5.250%	6/1/45	4,405	4,847
	Bristol County MA GO	4.000%	6/1/51	9,485	9,101
	Bristol-Plymouth Regional Vocational Technical School District GO BAN	5.000%	2/28/24	10,000	10,031
	Brockton MA GO	4.000%	8/1/47	4,470	4,335
	Brockton MA GO	4.000%	8/1/52	7,290	6,936
	Brookline MA GO	2.000%	2/15/39	3,725	2,761
	Brookline MA GO	2.000%	2/15/40	6,645	4,771
	Brookline MA GO	2.000%	2/15/41	6,755	4,723
	Burlington MA GO	2.750%	1/15/41	600	479
	Burlington MA GO	2.750%	1/15/42	620	485
	Burlington MA GO	2.750%	1/15/43	635	490
	Burlington MA GO	2.750%	1/15/44	655	498
	Burlington MA GO	2.750%	1/15/46	1,360	1,017
	Burlington MA GO	2.750%	1/15/50	2,565	1,844
	Cambridge MA GO	4.000%	2/15/43	2,140	2,189
	Canton MA GO	2.500%	3/15/38	150	121
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/31	485	503
	Cape Cod Regional Technical High School District (School Project Loan-Chapter 70B) GO	4.000%	11/15/32	1,520	1,570
	Central Berkshire MA Regional School District GO	3.000%	6/1/32	1,125	1,096
	Central Berkshire MA Regional School District GO	3.000%	6/1/34	1,000	959
	Central Berkshire MA Regional School District GO	3.000%	6/1/35	1,280	1,206
	Central Berkshire MA Regional School District GO	3.000%	6/1/36	1,120	1,035
	Chicopee MA GO	3.000%	8/15/35	380	351
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/29	490	490
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/39	1,385	1,297
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/49	3,250	2,851
	Collegiate Charter School of Lowell Charter School Aid Revenue	5.000%	6/15/54	4,240	3,649
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	955	986
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	2,500	2,524
	Commonwealth of Massachusetts GO	5.000%	5/1/25	1,610	1,654
	Commonwealth of Massachusetts GO	3.000%	9/1/27	1,580	1,574
	Commonwealth of Massachusetts GO	5.000%	10/1/29	1,600	1,804
	Commonwealth of Massachusetts GO	5.000%	5/1/30	3,560	4,053
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,500	1,712
[2]	Commonwealth of Massachusetts GO	5.500%	8/1/30	165	191
	Commonwealth of Massachusetts GO	5.000%	5/1/31	5,735	6,631
	Commonwealth of Massachusetts GO	5.000%	7/1/32	3,000	3,140
	Commonwealth of Massachusetts GO	4.000%	9/1/32	550	561
	Commonwealth of Massachusetts GO	5.000%	1/1/33	1,000	1,079
	Commonwealth of Massachusetts GO	5.000%	10/1/33	2,580	3,041
	Commonwealth of Massachusetts GO	5.000%	5/1/34	2,410	2,852
	Commonwealth of Massachusetts GO	3.000%	5/1/35	6,540	6,255
	Commonwealth of Massachusetts GO	3.000%	7/1/35	230	219
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,500	2,607
	Commonwealth of Massachusetts GO	5.000%	1/1/36	5,115	5,586
	Commonwealth of Massachusetts GO	3.000%	3/1/36	1,220	1,151
	Commonwealth of Massachusetts GO	5.000%	7/1/36	145	162
	Commonwealth of Massachusetts GO	4.000%	11/1/36	5,235	5,455
	Commonwealth of Massachusetts GO	5.000%	1/1/38	1,205	1,274
	Commonwealth of Massachusetts GO	5.000%	7/1/38	1,250	1,369
	Commonwealth of Massachusetts GO	5.000%	1/1/39	1,500	1,606

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts GO	3.250%	2/1/39	125	115
	Commonwealth of Massachusetts GO	5.000%	5/1/39	610	656
	Commonwealth of Massachusetts GO	3.000%	7/1/39	8,310	7,287
	Commonwealth of Massachusetts GO	5.000%	10/1/39	555	620
	Commonwealth of Massachusetts GO	3.000%	11/1/39	3,605	3,156
	Commonwealth of Massachusetts GO	5.000%	1/1/40	2,300	2,421
	Commonwealth of Massachusetts GO	4.000%	2/1/40	5,000	5,075
	Commonwealth of Massachusetts GO	2.000%	3/1/40	5,000	3,472
	Commonwealth of Massachusetts GO	4.000%	5/1/40	5,000	4,997
	Commonwealth of Massachusetts GO	5.000%	7/1/40	200	217
	Commonwealth of Massachusetts GO	5.000%	8/1/40	16,000	17,917
	Commonwealth of Massachusetts GO	3.000%	11/1/40	7,170	6,158
	Commonwealth of Massachusetts GO	3.000%	2/1/41	245	208
	Commonwealth of Massachusetts GO	3.000%	4/1/41	1,005	853
	Commonwealth of Massachusetts GO	5.000%	5/1/41	500	555
	Commonwealth of Massachusetts GO	5.000%	7/1/41	2,895	3,127
	Commonwealth of Massachusetts GO	3.000%	11/1/41	4,500	3,810
	Commonwealth of Massachusetts GO	4.000%	11/1/41	1,090	1,100
	Commonwealth of Massachusetts GO	4.000%	2/1/42	9,450	9,507
	Commonwealth of Massachusetts GO	4.000%	5/1/42	685	683
	Commonwealth of Massachusetts GO	5.000%	5/1/42	8,200	9,053
	Commonwealth of Massachusetts GO	3.000%	11/1/42	300	250
	Commonwealth of Massachusetts GO	5.000%	1/1/43	3,045	3,186
	Commonwealth of Massachusetts GO	2.500%	3/1/43	750	546
	Commonwealth of Massachusetts GO	5.000%	5/1/43	1,970	2,088
	Commonwealth of Massachusetts GO	5.000%	5/1/43	3,400	3,744
	Commonwealth of Massachusetts GO	5.000%	5/1/43	2,125	2,342
	Commonwealth of Massachusetts GO	5.250%	9/1/43	1,150	1,226
	Commonwealth of Massachusetts GO	5.250%	1/1/44	9,705	10,364
	Commonwealth of Massachusetts GO	5.000%	5/1/44	3,000	3,283
	Commonwealth of Massachusetts GO	5.000%	7/1/45	6,155	6,569
	Commonwealth of Massachusetts GO	5.000%	11/1/45	3,860	4,131
	Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,367
	Commonwealth of Massachusetts GO	5.000%	11/1/46	3,265	3,537
	Commonwealth of Massachusetts GO	3.000%	3/1/47	9,680	7,619
	Commonwealth of Massachusetts GO	3.000%	4/1/47	7,500	5,901
	Commonwealth of Massachusetts GO	5.250%	10/1/47	3,500	3,857
	Commonwealth of Massachusetts GO	3.000%	4/1/48	2,685	2,092
	Commonwealth of Massachusetts GO	3.000%	7/1/48	1,285	1,000
	Commonwealth of Massachusetts GO	5.000%	7/1/48	10,000	10,609
	Commonwealth of Massachusetts GO	5.000%	9/1/48	7,500	8,026
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,650	4,856
	Commonwealth of Massachusetts GO	3.000%	3/1/49	1,255	969
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,555	3,516
	Commonwealth of Massachusetts GO	2.750%	3/1/50	2,500	1,759
	Commonwealth of Massachusetts GO	2.000%	4/1/50	7,780	4,517
	Commonwealth of Massachusetts GO	5.000%	10/1/50	25,000	27,060
	Commonwealth of Massachusetts GO	5.000%	11/1/50	8,595	9,121
	Commonwealth of Massachusetts GO	2.125%	4/1/51	9,205	5,448
	Commonwealth of Massachusetts GO	5.000%	10/1/52	2,770	2,973
	Commonwealth of Massachusetts GO	5.000%	10/1/52	25,000	27,001
	Commonwealth of Massachusetts GO	5.250%	10/1/52	4,665	5,107
	Commonwealth of Massachusetts GO	5.000%	11/1/52	12,550	13,477
[1]	Commonwealth of Massachusetts GO TOB VRDO	3.310%	12/7/23	3,200	3,200
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	275	281

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	310	334
[3,4]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	12,115	14,277
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/35	190	200
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/37	8,500	9,487
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	3.000%	6/1/39	4,545	3,969
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	5,000	5,432
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	9,875	10,680
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/43	420	453
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.250%	6/1/43	4,000	4,225
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	1,100	1,142
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	31,565	33,023
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	6,825	6,631
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	14,665	15,608
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/53	25,000	26,880
[1]	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue TOB VRDO	3.350%	12/1/23	4,000	4,000
[1]	Commonwealth of Massachusetts Transportation Fund Revenue Fuel Sales Tax (Rail Enhancement Program) TOB VRDO	3.350%	12/1/23	2,415	2,415
	Dedham MA GO	3.000%	6/1/32	890	864
	Dedham MA GO	3.000%	6/1/33	890	855
	Dedham MA GO	3.000%	6/1/34	890	844
	Dedham MA GO	3.000%	6/1/35	880	825
	Dedham MA GO	3.000%	6/1/36	880	811
	Dennis & Yarmouth Regional School District GO	2.250%	10/1/46	3,615	2,353
	Easthampton MA GO	3.000%	6/1/37	1,190	1,071
	Easthampton MA GO	3.000%	6/1/38	2,200	1,931
	Easthampton MA GO	3.000%	6/1/39	70	61
[5]	Easton MA GO	5.000%	6/1/37	245	276
	Easton MA GO	2.000%	10/15/37	265	198
[5]	Easton MA GO	5.000%	6/1/38	830	924
	Easton MA GO	2.125%	10/15/38	1,155	856
[5]	Easton MA GO	5.000%	6/1/39	1,015	1,123
	Easton MA GO	2.250%	10/15/40	810	588
[5]	Easton MA GO	4.000%	6/1/41	1,090	1,098
	Easton MA GO	2.250%	10/15/41	615	439
	Easton MA GO	2.500%	10/15/46	2,000	1,384
	Fall River MA GO	3.000%	12/1/36	2,265	2,051
	Fall River MA GO	3.000%	12/1/37	2,335	2,075
	Fall River MA GO	2.500%	12/1/39	100	77
	Fall River MA GO	2.000%	12/1/40	155	105
	Fall River MA GO	2.000%	12/1/43	105	66
	Fall River MA GO BAN	4.000%	2/2/24	25,000	25,000
	Framingham MA GO	3.000%	12/15/35	900	843
	Framingham MA GO	2.000%	12/15/39	1,215	853
	Framingham MA GO	2.000%	12/15/40	1,235	851

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Framingham MA GO	2.000%	12/15/41	1,245	842
[5]	Gardner MA GO	2.000%	8/1/39	1,230	867
	Gardner MA GO	4.000%	1/15/45	1,650	1,626
[5]	Gardner MA GO	2.125%	8/1/46	1,160	735
	Gardner MA GO	4.125%	1/15/48	2,930	2,910
	Gloucester MA GO	2.000%	9/15/40	855	593
	Gloucester MA GO	2.125%	9/15/42	885	601
	Gloucester MA GO	2.125%	9/15/43	655	438
	Groton MA GO BAN	4.000%	2/16/24	5,187	5,193
	Harvard MA GO	3.000%	8/15/35	1,260	1,199
	Hingham MA GO BAN	4.000%	2/16/24	5,543	5,549
	Lawrence MA GO	4.000%	2/1/35	2,390	2,522
	Lawrence MA GO	3.000%	2/1/49	3,790	2,854
	Lawrence MA GO	4.000%	6/1/49	1,800	1,729
	Lawrence MA GO	4.125%	6/1/51	2,165	2,124
	Lawrence MA GO	4.125%	6/1/52	2,175	2,128
	Leominster MA GO	4.000%	3/1/34	400	418
	Leominster MA GO	4.000%	3/1/36	675	696
	Leominster MA GO	3.000%	3/1/42	125	103
	Leominster MA GO	3.000%	3/1/52	4,000	2,956
	Leominster MA GO BAN	4.000%	2/2/24	7,565	7,570
	Lexington MA GO	3.125%	2/1/37	1,000	945
	Lexington MA GO	3.250%	2/1/38	1,410	1,302
	Lexington MA GO	3.625%	2/1/49	450	396
	Lincoln MA GO	3.125%	3/1/37	1,880	1,756
	Lincoln MA GO	3.250%	3/1/40	1,150	1,041
	Littleton MA GO	3.250%	6/15/38	205	187
	Longmeadow MA GO	4.000%	5/15/31	1,300	1,361
	Lowell MA GO	4.000%	9/1/30	1,935	2,031
	Lowell MA GO	3.000%	9/1/33	2,170	2,099
	Lowell MA GO	3.000%	9/1/34	2,215	2,119
	Lowell MA GO	4.000%	9/1/40	2,155	2,176
	Lowell MA GO	4.000%	9/1/41	2,365	2,379
	Lowell MA GO	2.125%	9/1/42	1,040	706
	Lowell MA GO	4.000%	9/1/42	1,160	1,161
	Lowell MA GO	2.125%	9/1/43	895	598
	Lowell MA GO	4.000%	8/1/47	4,855	4,708
	Ludlow MA GO	4.000%	2/1/29	725	753
	Ludlow MA GO	4.000%	2/1/30	855	884
	Ludlow MA GO	4.000%	2/1/31	685	706
	Ludlow MA GO	3.000%	2/1/49	250	189
	Marblehead MA GO	3.000%	8/1/39	500	432
	Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	7,000	5,870
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/33	2,480	2,795
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33	4,500	5,234
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/34	105	118
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	1,240	1,518
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/34	210	257
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,270	1,347
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	125	130
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,950	3,129
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,805	5,304
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/43	2,355	2,593
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	7,620	7,941
	Massachusetts Bay Transportation Authority Sales Tax Revenue	2.500%	7/1/46	240	166

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	1,900	2,103
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,590	8,885
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	10,155	9,758
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	7,985	7,692
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	12,915	14,212
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	9,990	10,071
	Massachusetts Bay Transportation Authority Sales Tax Revenue BAN	4.000%	5/1/25	690	700
	Massachusetts Bay Transportation Authority Sales Tax Revenue, Prere.	5.000%	7/1/24	2,660	2,687
	Massachusetts Bay Transportation Authority Special Assessment Revenue	3.125%	7/1/41	1,790	1,561
	Massachusetts Bay Transportation Authority Special Assessment Revenue	5.000%	7/1/52	16,825	18,054
	Massachusetts Bay Transportation Authority Transit Revenue VRDO	3.270%	12/6/23	3,100	3,100
	Massachusetts Clean Water Trust Lease Revenue	5.000%	8/1/39	4,865	5,274
	Massachusetts Clean Water Trust Lease Revenue	3.000%	8/1/40	1,635	1,413
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/40	2,540	2,794
	Massachusetts Clean Water Trust Water Revenue	5.000%	2/1/43	2,400	2,635
	Massachusetts Clean Water Trust Water Revenue (Unrefunded BAL - MWRA Program)	5.750%	8/1/29	190	190
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/25	5,035	4,849
[3]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	7,110	6,194
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/27	3,025	3,050
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	4/15/33	2,925	2,935
	Massachusetts Development Finance Agency Charter School Aid Revenue	5.000%	7/1/37	1,260	1,260
	Massachusetts Development Finance Agency Charter School Aid Revenue	4.000%	11/1/46	2,500	2,258
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	990	991
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/24	25	25
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	310	311
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	650	654
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/24	1,000	1,006
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	185	185
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/24	1,090	1,092
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	100	101
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	2,580	2,604
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/25	265	267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	225	229

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,340	1,362
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	1,205	1,220
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	355	359
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/25	55	56
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/26	1,240	1,268
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	550	566
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	1,190	1,224
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/26	175	182
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/26	100	105
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/27	2,160	2,237
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	775	808
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/27	1,550	1,617
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/27	1,150	1,176
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	1,875	1,902
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	255	267
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/28	4,540	4,755
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,575	1,660
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/28	1,300	1,356
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	4,125	4,317
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/29	3,000	3,042
[2]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/29	1,400	1,538
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/29	340	330
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	2,120	2,210
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	1,200	1,273
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	1,820	1,858
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/29	40	42
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	210	218
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/30	1,120	1,135
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/30	355	342

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	1,500	1,560
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/30	715	756
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/30	165	167
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	750	773
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	1,080	1,126
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	105	115
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/31	500	516
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/31	370	354
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/31	440	456
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	1,235	1,285
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/31	635	654
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/32	1,500	1,560
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	1,300	1,346
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/32	145	150
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/32	465	469
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	125	130
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	500	518
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/33	305	317
Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/33	105	113
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,615	1,669
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	770	789
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/33	1,265	1,415
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/34	700	719
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/34	1,000	1,019
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,000	2,062
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	500	523
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/34	2,070	2,118
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/34	350	359
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	2,110	2,181

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/34	670	773
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	1,000	1,034
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/35	4,580	4,623
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/35	1,000	1,016
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	2,170	2,233
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	470	490
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/35	735	750
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/35	350	358
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	3,375	3,452
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	570	587
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/35	750	865
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/35	650	746
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	630	649
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/36	825	851
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,774
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/36	1,750	1,820
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	3,065	3,141
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	1,160	1,179
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/36	485	503
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	5,660	6,835
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/36	375	381
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	4,785	4,876
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/36	2,330	2,664
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/36	885	1,004
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/37	500	513
Massachusetts Development Finance Agency College & University Revenue	5.250%	3/1/37	20	20
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	2,230	2,249
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/37	1,250	1,275
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	725	735

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	605	623
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/37	1,455	1,701
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	3,095	2,876
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/37	400	404
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/37	725	810
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/38	405	412
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/38	1,000	1,002
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	340	348
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	1,255	1,448
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	2,020	1,849
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/38	700	703
Massachusetts Development Finance Agency College & University Revenue	5.250%	10/1/38	550	569
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/38	760	840
Massachusetts Development Finance Agency College & University Revenue	5.375%	5/15/39	1,585	1,786
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	2,985	2,760
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	305	282
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	735	734
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	3,275	3,297
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,065	1,080
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/39	1,055	1,215
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/39	400	401
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	1,700	1,712
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/39	1,100	1,203
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/40	145	147
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	3,510	2,983
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/40	1,000	994
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/40	535	616
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	24,295	28,772
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/40	435	435

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	4,790	4,808
	Massachusetts Development Finance Agency College & University Revenue	5.000%	11/1/40	950	1,032
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/41	3,535	3,122
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/41	925	918
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/42	300	302
	Massachusetts Development Finance Agency College & University Revenue	5.250%	1/1/42	5,700	5,775
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/42	225	227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	6/1/43	2,770	2,880
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/43	2,500	2,407
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/44	2,705	2,709
	Massachusetts Development Finance Agency College & University Revenue	4.000%	9/1/44	1,400	1,353
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/44	2,645	2,565
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/45	100	80
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/45	2,600	2,473
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/45	750	733
	Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	4,120	3,545
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	9,855	9,219
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	7,780	8,407
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	14,560	11,836
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/50	3,000	2,305
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	12,385	14,227
	Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/53	6,420	6,306
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	15,120	17,287
	Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/56	4,205	3,314
	Massachusetts Development Finance Agency College & University Revenue	5.450%	5/15/59	11,130	12,292
[6]	Massachusetts Development Finance Agency College & University Revenue	6.000%	5/15/59	6,075	6,955
	Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/59	16,765	17,461
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/46	4,620	3,985
	Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	7,530	6,270

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency College & University Revenue PUT	5.000%	10/1/28	14,530	15,868
[1]	Massachusetts Development Finance Agency College & University Revenue TOB VRDO	3.550%	12/1/23	19,190	19,190
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.150%	12/1/23	28,320	28,320
[7]	Massachusetts Development Finance Agency College & University Revenue VRDO	3.200%	12/1/23	500	500
	Massachusetts Development Finance Agency College & University Revenue, ETM	5.000%	1/1/25	275	280
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	425	425
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	985	992
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	4,020	4,052
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	725	729
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	815	821
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	440	439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,650	1,684
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,000	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	730	743
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	125	128
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/25	460	467
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	800	789
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	500	521
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,150	1,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,175	1,213
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,000	1,043
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	1,200	1,250
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/26	485	498
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,235	2,307
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,885	1,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,900	1,955
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,960	4,126
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,630	1,701
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	525	529

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	410
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	1,180	1,253
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/27	320	321
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	1,400	1,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	505	523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,485	3,610
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	980	1,038
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,550	1,600
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,370	1,409
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,124
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,614
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,078
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,616
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	775	827
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	2,750	2,865
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	535	559
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	110	117
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	600	635
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,615
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	255	262
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,100	3,209
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,055	1,098
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	465	518
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,860	1,902
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	560	582
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,795	1,899
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	5,395	5,783
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	3,450	3,561
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	2,470	2,568

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,350	1,454
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	705	723
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,695	1,750
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,525	2,577
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	1,000	1,087
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	290	301
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	1,000	966
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,390	4,702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,034
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,031
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,120	2,182
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	770	820
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,260	2,437
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	155	173
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,865	2,956
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,585	1,617
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	600	658
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	6,000	6,159
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,000	1,077
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,200	1,241
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,505	2,669
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	8,825	9,900
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	400	384
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	445	453
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	500	502
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	975	1,024
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,690	1,818
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,016
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,310	2,364

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	650	702
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,410	1,454
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	640	611
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,080	1,099
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	145	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,130	1,211
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,500	1,509
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	300	323
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,285	1,311
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	10,000	11,333
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	30	30
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	3,450	3,480
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	565	576
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	200	214
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,300	2,305
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	5,000	5,012
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	200	213
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/36	470	440
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.625%	7/15/36	1,000	974
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	255	269
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,190	6,679
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	350	369
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/37	1,980	1,663
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	5,500	5,901
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	985	1,028
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/38	1,995	1,650
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	4,040	4,101
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	275	287
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	1,420	1,476

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/39	2,045	1,662
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	445	385
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/41	485	420
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	21,910	21,439
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,990	3,904
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	12/1/42	485	416
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	5,000	5,134
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	2,180	2,238
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.750%	7/15/43	5,750	5,667
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	12,190	10,499
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	5,475	5,354
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	9/1/45	7,745	7,351
[5]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	3.000%	10/1/45	15,585	11,390
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	2,080	1,872
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/15/46	2,150	1,885
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.125%	11/15/46	11,365	11,523
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/47	4,650	3,724
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/47	165	148
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	4,480	4,579
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/48	6,500	6,644
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	7/1/50	8,080	8,177
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,350	1,079
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.000%	1/1/51	1,045	836
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	4.375%	7/1/52	5,590	5,185
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.250%	7/1/52	12,845	13,399
[1]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue	5.000%	10/1/57	7,765	6,685
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/30/25	1,000	1,018
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue PUT	5.000%	1/31/30	1,565	1,740
[7]	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.250%	12/7/23	8,100	8,100

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue VRDO	3.320%	12/7/23	8,925	8,925
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/32	500	487
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/33	320	310
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	345	332
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/34	315	303
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/37	825	753
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	1,015	888
	Massachusetts Development Finance Agency Intergovernmental Agreement Revenue	3.000%	5/1/39	840	734
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/42	475	425
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	4.000%	7/1/50	3,450	2,906
	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/54	7,350	6,471
[8]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue PUT	5.000%	11/1/25	8,633	8,808
[1,7]	Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.450%	12/7/23	4,200	4,200
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/26	185	186
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/27	680	726
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/27	200	201
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/28	1,655	1,780
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/28	220	222
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/29	505	547
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/29	245	248
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/30	255	259
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	9/1/31	555	566
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/32	1,630	1,224
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/32	1,500	1,548
[6]	Massachusetts Development Finance Agency Miscellaneous Revenue	0.000%	1/1/33	3,090	2,230
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/33	1,510	1,555
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/34	1,000	1,029
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	4/1/34	250	266
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/34	1,480	1,379

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	1/1/35	1,700	1,747
	Massachusetts Development Finance Agency Miscellaneous Revenue	5.000%	1/1/35	1,720	1,795
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/39	245	213
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	1/1/42	210	175
	Massachusetts Development Finance Agency Miscellaneous Revenue	4.000%	9/1/48	780	625
	Massachusetts Development Finance Agency Miscellaneous Revenue	3.000%	9/1/51	2,040	1,261
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/31	500	509
	Massachusetts Development Finance Agency Private Schools Revenue	5.000%	5/1/32	1,695	1,726
	Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	2,955	3,580
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	1.950%	12/1/23	4,800	4,800
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	2.250%	12/1/23	7,665	7,665
	Massachusetts Health & Educational Facilities Authority College & University Revenue VRDO	3.050%	12/7/23	11,850	11,850
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/1/23	2,050	2,050
[7]	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	12/1/23	3,700	3,700
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.100%	12/6/23	8,900	8,900
	Massachusetts Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.200%	12/6/23	6,500	6,500
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.450%	12/1/23	22,940	22,940
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/26	31,645	31,994
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/26	620	618
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.350%	6/1/27	2,170	2,159
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	12/1/27	1,650	1,628
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/30	3,100	3,081
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.250%	12/1/32	940	820
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.650%	6/1/33	250	266
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	12/1/33	250	247
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	6/1/34	550	549
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	6/1/34	565	604
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	12/1/34	545	543
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	6/1/35	560	564

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	6/1/35	600	642
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/35	175	137
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.050%	12/1/35	580	584
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.800%	12/1/35	620	663
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	125	97
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.000%	12/1/36	1,500	1,141
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.150%	12/1/36	355	277
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.450%	12/1/37	790	727
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.150%	12/1/37	600	605
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.600%	12/1/37	625	650
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/37	3,340	3,549
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/38	445	431
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/38	2,600	2,745
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	6/1/39	3,615	2,707
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/40	500	361
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.300%	12/1/41	8,250	5,828
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	12/1/42	500	447
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.350%	12/1/42	1,000	997
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/42	2,300	2,411
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.150%	12/1/42	6,490	6,897
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/43	1,500	1,519
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	12/1/43	2,500	2,629
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	12/1/44	1,000	761
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.800%	12/1/46	3,650	2,651
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/47	3,455	3,349
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.750%	12/1/47	625	638
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/48	2,040	2,033
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	12/1/48	1,275	1,281
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.900%	12/1/48	1,500	1,527

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	12/1/49	2,655	1,941
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.400%	12/1/49	1,000	782
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	6/1/50	1,635	1,679
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	12/1/50	100	65
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	12/1/50	1,750	1,156
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,030	1,970
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	1,195	1,159
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,500	1,738
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	12/1/50	740	736
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	6/1/51	11,635	11,160
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.200%	12/1/52	1,540	1,436
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.875%	12/1/52	1,240	1,265
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	12/1/52	12,595	13,259
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.950%	12/1/53	2,500	2,551
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	12/1/54	7,790	5,613
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	12/1/54	5,000	3,718
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	12/1/57	4,445	4,153
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	12/1/57	1,840	1,874
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.450%	12/1/58	1,000	969
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.700%	12/1/58	4,650	4,527
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	3.300%	12/1/59	10,000	6,961
	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	12/1/64	1,575	1,493
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.100%	6/1/65	3,430	3,498
[8]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue	5.250%	6/1/66	4,540	4,647
[1]	Massachusetts Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	3.360%	12/1/23	1,500	1,500
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	5.000%	7/1/34	655	740
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/35	650	674
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/36	600	617
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/37	1,055	1,077

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/38	880	890
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/39	600	606
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/40	1,000	1,006
	Massachusetts Municipal Wholesale Electric Co. Electric Power & Light Revenue (Project 2015A)	4.000%	7/1/41	1,000	1,002
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/36	500	560
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,845	2,048
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/37	850	944
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	1,000	1,100
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/38	600	660
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	700	764
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/39	670	731
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	500	544
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/40	615	669
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/41	500	542
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,249
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/46	4,340	4,623
	Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/49	10,690	11,136
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	6,500	6,617
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/35	2,500	2,610
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/38	2,000	1,758
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/44	5,765	6,059
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	120	128
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	24,560	25,677
	Massachusetts School Building Authority Sales Tax Revenue	5.250%	2/15/48	5,110	5,342
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	8,825	6,687
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	7,160	7,547
[6]	Massachusetts State College Building Authority College & University Revenue	0.000%	5/1/25	1,000	953
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/30	730	761
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/31	855	888
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/34	675	692
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	2,000	2,038
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/36	570	590
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	2,000	2,027
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/37	630	645
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	250	254
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/38	4,350	4,386
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/39	2,000	2,011
[6]	Massachusetts State College Building Authority College & University Revenue	5.500%	5/1/39	4,725	5,649
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	4,475	4,492

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/40	600	604
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/41	1,280	892
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/41	1,500	1,505
	Massachusetts State College Building Authority College & University Revenue	4.000%	5/1/42	555	553
	Massachusetts State College Building Authority College & University Revenue	2.000%	5/1/43	1,335	892
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/46	2,100	1,362
	Massachusetts State College Building Authority College & University Revenue	2.125%	5/1/51	1,810	1,102
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	795	869
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	305	334
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	2,145	2,325
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	5,000	5,187
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	4,335	4,645
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	5,000	5,959
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/34	1,000	1,171
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	1,000	1,163
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/35	3,000	3,708
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	750	864
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	1,530	1,882
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,000	2,200
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	1,000	1,138
[5]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	2,000	2,437
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,104
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/38	1,000	1,127
[9]	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	7,600	8,264
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	1,350	1,483
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/39	2,000	2,241
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,500	1,642
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	4,000	4,335
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	1,000	1,115
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	800	873
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/41	1,860	2,066
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	380	409
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/42	1,650	1,823
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	5,000	5,237
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	1,125	1,239
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	220	236
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/44	5,000	5,285
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/45	5,330	5,699
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	3,850	4,258
	Massachusetts Water Resources Authority Water Revenue VRDO	3.300%	12/7/23	750	750
	Medford MA GO	3.000%	7/15/32	810	786
	Medford MA GO	3.000%	7/15/33	830	797
	Medford MA GO	3.000%	7/15/34	860	815
	Medford MA GO	3.000%	7/15/35	885	828
	Medford MA GO	3.000%	7/15/36	910	836
	Middleborough MA GO	2.000%	10/1/39	1,450	1,029

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Middleborough MA GO	2.000%	10/1/40	1,450	1,010
Middleborough MA GO	2.000%	10/1/41	1,450	992
Middleborough MA GO	2.250%	10/1/45	5,800	3,852
Middleborough MA GO	2.350%	10/1/49	5,050	3,231
Middleton MA GO	2.000%	12/15/34	3,015	2,457
Middleton MA GO	2.000%	12/15/35	3,015	2,394
Middleton MA GO	2.125%	12/15/42	2,635	1,784
Milford MA GO	2.000%	12/1/34	2,650	2,161
Milford MA GO	2.000%	12/1/35	2,750	2,186
Milford MA GO	2.250%	12/1/44	6,600	4,431
Milford MA GO	2.125%	12/1/48	4,000	2,470
Milford MA GO	2.500%	12/1/51	5,335	3,477
Millbury MA GO	4.000%	8/15/41	905	911
Millbury MA GO	4.000%	8/15/42	905	908
Millbury MA GO	4.000%	8/15/47	4,390	4,277
Minuteman Regional Vocational Technical School District GO	2.500%	1/15/43	20	15
Montague MA GO	2.375%	2/1/38	140	109
Nashoba MA Regional School District GO	5.000%	11/1/53	6,010	6,425
Natick MA GO	2.125%	8/1/38	100	75
Nauset MA Regional School District GO BAN	5.000%	5/16/24	11,585	11,664
Needham MA GO	3.000%	7/15/35	765	718
New Bedford MA GO	3.000%	3/1/34	335	315
New Bedford MA GO	3.000%	3/1/35	395	367
New Bedford MA GO	3.000%	3/1/37	235	209
New Bedford MA GO	3.250%	12/1/39	100	88
New Bedford MA GO	4.000%	9/1/40	1,460	1,473
New Bedford MA GO	4.000%	9/1/41	1,520	1,528
New Bedford MA GO	4.000%	9/1/42	1,565	1,566
New Bedford MA GO	4.000%	4/1/43	2,865	2,855
New Bedford MA GO	2.250%	9/1/43	825	568
New Bedford MA GO	3.250%	3/1/44	885	747
New Bedford MA GO	4.000%	4/1/48	4,820	4,653
New Bedford MA GO	4.000%	9/1/52	7,500	7,135
New Bedford MA GO	4.000%	4/1/53	3,955	3,753
North Middlesex MA Regional School District GO BAN	4.000%	2/2/24	19,532	19,556
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/35	900	941
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/36	935	967
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/37	975	1,003
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/38	1,015	1,037
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/39	1,055	1,073
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/40	1,095	1,107
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/41	1,140	1,149
Northeast Metropolitan Regional Vocational School District GO	4.000%	4/15/42	1,185	1,189
Northeast Metropolitan Regional Vocational School District GO	3.000%	4/15/52	1,500	1,122
Norwood MA GO	4.000%	3/15/33	1,155	1,241
Norwood MA GO	3.000%	3/15/42	595	491
Norwood MA GO	4.000%	9/15/42	4,285	4,388
Norwood MA GO	4.000%	9/15/47	10,000	9,890
Orange MA GO	3.000%	6/1/36	400	363
Orange MA GO	3.000%	6/1/51	2,795	2,078
Peabody MA GO	3.500%	7/1/37	115	109
Pittsfield MA GO	4.000%	12/1/47	1,390	1,348
Plymouth MA GO	3.000%	5/1/32	1,625	1,597
Plymouth MA GO	2.000%	5/1/34	1,000	825
Quincy MA GO	3.000%	6/1/33	1,330	1,264

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Quincy MA GO	3.000%	6/1/34	1,360	1,275
	Quincy MA GO	3.000%	7/1/34	200	187
	Quincy MA GO	5.000%	6/1/36	750	863
	Quincy MA GO	4.000%	6/1/37	500	516
	Quincy MA GO	2.000%	7/1/37	170	128
	Quincy MA GO	5.000%	9/15/37	600	685
	Quincy MA GO	4.000%	6/1/38	500	513
	Quincy MA GO	4.000%	9/15/38	715	733
	Quincy MA GO	4.000%	6/1/39	500	510
	Quincy MA GO	4.000%	6/1/40	750	759
	Quincy MA GO	4.000%	9/15/40	650	658
	Quincy MA GO	4.000%	6/1/41	260	262
	Quincy MA GO	4.000%	9/15/41	355	358
	Quincy MA GO	4.000%	6/1/42	390	391
	Quincy MA GO	4.000%	9/15/42	275	276
	Quincy MA GO	2.000%	1/15/46	3,000	1,842
	Quincy MA GO	2.000%	6/1/46	2,155	1,327
	Quincy MA GO	5.000%	6/1/47	7,000	8,092
	Quincy MA GO	5.000%	6/1/50	2,000	2,149
	Quincy MA GO	5.000%	7/1/51	1,500	1,611
	Randolph MA GO	3.375%	9/15/35	830	820
	Randolph MA GO	3.375%	9/15/36	785	764
	Rowley MA GO	3.500%	7/15/43	1,625	1,456
	Salem MA GO	3.000%	9/15/34	620	580
	Salem MA GO	3.000%	9/15/35	585	539
	Salem MA GO	3.000%	9/15/36	605	545
	Salisbury MA GO	2.000%	8/1/28	400	370
	Saugus MA GO	3.000%	9/15/32	800	786
	Saugus MA GO	3.000%	9/15/33	980	948
	Saugus MA GO	3.000%	9/15/35	135	126
	Saugus MA GO	3.000%	9/15/36	1,500	1,372
	Sharon MA GO	3.000%	2/15/32	2,040	1,990
	Sharon MA GO	3.125%	2/15/37	155	138
	Somerset MA GO	4.000%	4/1/40	1,815	1,837
	Somerville MA GO	4.000%	6/1/31	730	781
	Somerville MA GO	3.000%	6/1/32	1,050	1,038
	Somerville MA GO	3.000%	6/1/33	750	740
	Somerville MA GO	2.125%	10/15/39	2,670	1,984
	Somerville MA GO	2.000%	6/1/40	1,755	1,264
	Springfield MA GO	2.000%	9/1/34	100	82
	Springfield MA GO	4.000%	3/1/40	1,400	1,412
	Springfield MA GO	4.000%	3/1/41	2,080	2,090
	Springfield MA GO	4.000%	3/1/42	1,155	1,156
[5]	Springfield MA GO	3.500%	3/1/47	210	179
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/30	150	157
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/32	325	338
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/33	350	363
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/34	400	415
	Springfield MA Water & Sewer Commission Water Revenue	4.000%	4/15/39	625	628
	Stoneham MA GO	2.500%	1/15/52	1,960	1,277
	Stoughton MA GO	3.000%	10/15/32	1,920	1,854
	Stoughton MA GO	3.000%	10/15/35	370	349
	Swampscott MA GO	3.000%	3/1/52	2,500	1,894
	Taunton MA GO	4.000%	8/15/31	915	960
	Taunton MA GO	4.000%	8/15/33	775	808

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Tewksbury MA GO	3.000%	6/1/33	2,720	2,634
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	2,000	2,233
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	335	387
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	1,150	1,238
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/34	345	397
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	5,360	5,755
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/35	3,035	3,365
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/36	3,400	3,728
	University of Massachusetts Building Authority College & University Revenue	5.000%	5/1/39	1,000	1,080
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	5,105	5,009
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/46	5,000	4,961
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	15,870	16,710
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/50	8,450	8,942
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/52	19,000	20,169
	Upton MA GO	2.250%	8/15/46	150	98
	Wakefield MA GO	4.000%	9/15/47	1,095	1,096
	Watertown MA GO	3.375%	4/15/42	100	88
	Webster Town MA GO (State Qualified School Project Loan)	5.000%	12/1/24	355	362
	West Springfield MA GO	2.000%	5/15/37	840	636
	West Springfield MA GO	2.000%	5/15/38	840	613
	West Springfield MA GO	2.000%	5/15/39	835	594
	West Springfield MA GO	2.000%	5/15/40	835	583
	West Springfield MA GO	2.000%	5/15/41	835	572
	West Springfield MA GO	2.125%	5/15/42	705	482
	West Springfield MA GO	2.125%	5/15/43	705	474
	West Springfield MA GO	2.250%	5/15/46	2,115	1,388
	Westwood MA GO	4.000%	8/15/52	2,605	2,567
	Weymouth MA GO	3.000%	9/15/37	140	125
	Weymouth MA GO	2.000%	9/15/40	505	348
	Weymouth MA GO	2.000%	9/15/45	2,355	1,477
	Weymouth MA GO	2.250%	9/15/50	5,000	3,077
	Worcester MA GO	3.000%	2/1/32	230	222
	Worcester MA GO	3.000%	2/1/33	2,155	2,063
[5]	Worcester MA GO	4.000%	2/1/33	4,900	5,143
[5]	Worcester MA GO	4.000%	2/1/35	4,325	4,496
[5]	Worcester MA GO	5.000%	2/15/37	2,000	2,249
	Worcester MA GO	2.250%	2/1/40	100	73
[5]	Worcester MA GO	4.000%	2/15/40	2,410	2,436
[5]	Worcester MA GO	2.000%	2/15/43	300	195
[5]	Worcester MA GO	2.500%	2/1/44	4,550	3,269
[5]	Worcester MA GO	2.000%	2/15/44	1,940	1,234
	Worcester MA GO	4.000%	6/1/44	535	530
[5]	Worcester MA GO	4.000%	2/15/45	1,635	1,634
	Worcester MA GO	4.000%	6/1/46	480	470

Massachusetts Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Worcester MA GO	2.000%	2/1/48	3,140	1,924
	Worcester MA GO	2.000%	2/1/49	3,200	1,929
	Worcester MA GO	2.125%	2/1/50	3,325	2,041
					2,463,553
Guam (0.0%)
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	470	426
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/25	745	751
					1,177
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	120	117
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	4,704	4,785
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	5,842	6,100
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,665	2,817
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,546	3,813
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	686	418
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,004	937
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	2,793	2,554
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	285	255
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	86	71
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,110	1,122
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	505
[1]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	757
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	279	181
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	158	154
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,281	1,105
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	377	298
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,065	1,487
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/33	813	532
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	3,423	3,240
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	4,186	1,230

Massachusetts Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	3,100	2,913
				35,391
Total Tax-Exempt Municipal Bonds (Cost $2,605,835)				2,500,121
Total Investments (99.3%) (Cost $2,605,835)				2,500,121
Other Assets and Liabilities—Net (0.7%)				16,440
Net Assets (100%)				2,516,561
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, the aggregate value was $79,298,000, representing 3.2% of net assets.
2	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
9	Securities with a value of $308,000 have been segregated as initial margin for open futures contracts.
BAN—Bond Anticipation Note.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2024	432	46,160	208

Short Futures Contracts
Ultra Long U.S. Treasury Bond	March 2024	(91)	(11,193)	(212)
				(4)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Assets and Liabilities
As of November 30, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,605,835)	2,500,121
Investment in Vanguard	83
Cash	50
Receivables for Investment Securities Sold	36,805
Receivables for Accrued Income	34,061
Receivables for Capital Shares Issued	1,459
Other Assets	24
Total Assets	2,572,603
Liabilities
Payables for Investment Securities Purchased	51,790
Payables for Capital Shares Redeemed	2,731
Payables for Distributions	1,355
Payables to Vanguard	131
Variation Margin Payable—Futures Contracts	35
Total Liabilities	56,042
Net Assets	2,516,561
At November 30, 2023, net assets consisted of:

Paid-in Capital	2,692,836
Total Distributable Earnings (Loss)	(176,275)
Net Assets	2,516,561

Net Assets
Applicable to 251,672,708 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,516,561
Net Asset Value Per Share	$10.00

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Operations

Year Ended November 30, 2023
($000)
Investment Income
Income
Interest	78,870
Total Income	78,870
Expenses
The Vanguard Group—Note B
Investment Advisory Services	131
Management and Administrative	2,656
Marketing and Distribution	195
Custodian Fees	18
Auditing Fees	29
Shareholders’ Reports	38
Trustees’ Fees and Expenses	1
Other Expenses	38
Total Expenses	3,106
Expenses Paid Indirectly	(18)
Net Expenses	3,088
Net Investment Income	75,782
Realized Net Gain (Loss)
Investment Securities Sold	(40,319)
Futures Contracts	(1,467)
Realized Net Gain (Loss)	(41,786)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	55,423
Futures Contracts	211
Change in Unrealized Appreciation (Depreciation)	55,634
Net Increase (Decrease) in Net Assets Resulting from Operations	89,630

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Statement of Changes in Net Assets

	Year Ended November 30,
	2023 ($000)	2022 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,782	62,308
Realized Net Gain (Loss)	(41,786)	(28,981)
Change in Unrealized Appreciation (Depreciation)	55,634	(316,434)
Net Increase (Decrease) in Net Assets Resulting from Operations	89,630	(283,107)
Distributions
Total Distributions	(74,623)	(72,817)
Capital Share Transactions
Issued	892,128	1,413,753
Issued in Lieu of Cash Distributions	57,749	55,539
Redeemed	(756,986)	(1,581,007)
Net Increase (Decrease) from Capital Share Transactions	192,891	(111,715)
Total Increase (Decrease)	207,898	(467,639)
Net Assets
Beginning of Period	2,308,663	2,776,302
End of Period	2,516,561	2,308,663

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended November 30,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$9.94	$11.41	$11.47	$11.16	$10.45
Investment Operations
Net Investment Income[1]	.316	.263	.259	.286	.315
Net Realized and Unrealized Gain (Loss) on Investments	.056	(1.427)	.026	.374	.711
Total from Investment Operations	.372	(1.164)	.285	.660	1.026
Distributions
Dividends from Net Investment Income	(.312)	(.261)	(.259)	(.285)	(.316)
Distributions from Realized Capital Gains	—	(.045)	(.086)	(.065)	—
Total Distributions	(.312)	(.306)	(.345)	(.350)	(.316)
Net Asset Value, End of Period	$10.00	$9.94	$11.41	$11.47	$11.16
Total Return[2]	3.82%	-10.28%	2.53%	6.03%	9.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,517	$2,309	$2,776	$2,494	$2,234
Ratio of Total Expenses to Average Net Assets	0.13%[3]	0.13%[3]	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	3.19%	2.54%	2.27%	2.55%	2.88%
Portfolio Turnover Rate	77%	80%	37%	27%	31%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund
Notes to Financial Statements
Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended November 30, 2023, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Massachusetts Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended November 30, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2023, the fund had contributed to Vanguard capital in the amount of

Massachusetts Tax-Exempt Fund
$83,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended November 30, 2023, custodian fee offset arrangements reduced the fund’s expenses by $18,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,500,121	—	2,500,121
Derivative Financial Instruments
Assets
Futures Contracts[1]	208	—	—	208
Liabilities
Futures Contracts[1]	212	—	—	212
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for amortization were reclassified between the individual components of total distributable earnings (loss).
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of

Massachusetts Tax-Exempt Fund
amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,376
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(105,323)
Capital Loss Carryforwards	(70,996)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,332)
Total	(176,275)
The tax character of distributions paid was as follows:
	Year Ended November 30,
	2023 Amount ($000)	2022 Amount ($000)
Tax-Exempt Income	74,623	61,868
Ordinary Income*	—	533
Long-Term Capital Gains	—	10,416
Total	74,623	72,817
*	Includes short-term capital gains, if any.
As of November 30, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,605,444
Gross Unrealized Appreciation	29,500
Gross Unrealized Depreciation	(134,823)
Net Unrealized Appreciation (Depreciation)	(105,323)
F.	During the year ended November 30, 2023, the fund purchased $1,975,183,000 of investment securities and sold $1,770,382,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended November 30, 2023, such purchases were $196,365,000 and sales were $192,640,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Massachusetts Tax-Exempt Fund
G.	Capital shares issued and redeemed were:

	Year Ended November 30,
	2023 Shares (000)	2022 Shares (000)

Issued	91,017	140,400
Issued in Lieu of Cash Distributions	5,836	5,337
Redeemed	(77,398)	(156,859)
Net Increase (Decrease) in Shares Outstanding	19,455	(11,122)
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At November 30, 2023, one shareholder was a record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.	Management has determined that no events or transactions occurred subsequent to November 30, 2023, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Massachusetts Tax-Exempt Fund (the "Fund") as of November 30, 2023, the related statement of operations for the year ended November 30, 2023, the statement of changes in net assets for each of the two years in the period ended November 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2023 and the financial highlights for each of the five years in the period ended November 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
January 19, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund designates 100% of its income dividends as exempt-interest dividends.

"Bloomberg®" and Bloomberg MA Municipal Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Massachusetts Tax-Exempt Fund or any member of the public regarding the advisability of investing in securities generally or in the Massachusetts Tax-Exempt Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg MA Municipal Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Massachusetts Tax-Exempt Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Massachusetts Tax-Exempt Fund into consideration in determining, composing or calculating the Bloomberg MA Municipal Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to Massachusetts Tax-Exempt Fund customers, in connection with the administration, marketing or trading of the Massachusetts Tax-Exempt Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE MASSACHUSETTS TAX-EXEMPT FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE MASSACHUSETTS TAX-EXEMPT FUND OR BLOOMBERG MA MUNICIPAL BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2024 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2024, Bloomberg. All rights reserved.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 206 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Member of the board of governors of the Investment Company Institute and the board of governors of FINRA.
Independent Trustees
Tara Bunch
Born in 1962. Trustee since November 2021. Principal occupation(s) during the past five years and other experience: head of global operations at Airbnb (2020–present). Vice president of AppleCare (2012–2020). Member of the board of directors of Out & Equal, the advisory board of the University of California, Berkeley School of Engineering, and the advisory board of Santa Clara University’s Leavey School of Business.
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Member of the board of directors of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, Roberts Wesleyan College, and the Rochester Philharmonic Orchestra. Trustee of the University of Rochester.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: co-founder and managing partner (2022–present) of Grafton Street Partners (investment advisory firm). Chief investment officer (retired 2020) and vice president (retired 2020) of the University of Notre Dame. Chair of the board of Catholic Investment Services, Inc. (investment advisors). Member of the board of superintendence of the Institute for the Works of Religion, the Notre Dame 403(b) Investment Committee, and the board of directors of Paxos Trust Company (finance).
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer of Purposeful (advisory firm for CEOs and C-level executives; 2021–present). Board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Director of DuPont. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, and the NewYork-Presbyterian Hospital.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and partner of HighVista Strategies (private investment firm). Member of the board of RIT Capital Partners (investment firm).
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Colin W. Brown Distinguished Professor of the Practice of Law, Duke Law School (2021–present); Rubenstein Fellow, Duke University (2017–2020); Distinguished Fellow of the Global
Financial Markets Center, Duke Law School (2020–2022); and Senior Fellow, Duke Center on Risk (2020–present). Partner of Kaya Partners (climate policy advisory services). Member of the board of directors of Arcadia (energy solution technology).
Grant Reid
Born in 1959. Trustee since July 2023. Principal occupation(s) during the past five years and other experience: chief executive officer and president (2014–2022) and member of the board of directors (2015–2022) of Mars, Incorporated (multinational manufacturer). Member of the board of directors of Marriott International, Inc. Chair of Agribusiness Task Force, Sustainable Markets Initiative.
David Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company. Trustee of Common Fund.
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Member of the BMW Group Mobility Council.

Executive Officers
Jacqueline Angell
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (November 2022–present) of Vanguard and of each of the investment companies served by Vanguard. Chief compliance officer (2018–2022) and deputy chief compliance officer (2017–2019) of State Street.
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–2022) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Special assistant to the President of the United States (2015).
Ashley Grim
Born in 1984. Principal occupation(s) during the past five years and other experience: treasurer (February 2022–present) of each of the investment companies served by Vanguard. Fund transfer agent controller (2019–2022) and director of Audit Services (2017–2019) at Vanguard. Senior manager (2015–2017) at PriceWaterhouseCoopers (audit and assurance, consulting, and tax services).
Jodi Miller
Born in 1980. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2022–present) of each of the investment companies served by Vanguard. Head of Enterprise Investment Services (2020–present), head of Retail Client Services and Operations (2020–2022), and head of Retail Strategic Support (2018–2020) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express. Nonexecutive director (2022–present) of the board of National Grid (energy).
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
Chris D. Mclsaac	Lauren Valente

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Q1680 012024

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2023: $29,000
Fiscal Year Ended November 30, 2022: $30,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2023: $9,326,156
Fiscal Year Ended November 30, 2022: $10,494,508

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended November 30, 2023: $3,295,934
Fiscal Year Ended November 30, 2022: $2,757,764

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended November 30, 2023: $1,678,928
Fiscal Year Ended November 30, 2022: $5,202,689

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended November 30, 2023: $25,000
Fiscal Year Ended November 30, 2022: $298,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2023: $1,703,928
Fiscal Year Ended November 30, 2022: $5,500,689

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD massachusetts tax-exempt funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD massachusetts tax-exempt funds

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2024

VANGUARD massachusetts tax-exempt funds

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: January 22, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.